Operating Leases (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 01, 2018 m²
Operating leases [Abstract]
Office and warehouse square meters (in Square Meters) | m²				3,627
Lease agreement period				10 years
Over lease agreement period	10 years
Discount rate, percentage	5.40%
Remaining lease term	1 year 9 months
Depreciation expenses | $	$ 69,551	$ 69,343	$ 69,819